VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Communication Services: 8.6%
72,220	(1),(2)	AirBNB, Inc. Class B Lockup Shares	$ 13,437,297	1.0
143,094	(2)	Altice USA, Inc.	4,654,848	0.3
50,654	(2),(3)	Bumble, Inc.	3,159,797	0.2
6,075		Cable One, Inc.	11,107,287	0.8
17,700		Electronic Arts, Inc.	2,396,049	0.2
26,900	(2)	IAC/InterActiveCorp	5,818,739	0.4
96,931	(2),(3)	Match Group, Inc.	13,316,381	1.0
197,600	(2)	Pinterest, Inc.	14,628,328	1.1
51,900	(2)	Roku, Inc.	16,907,463	1.2
145,805	(2),(3)	Snap, Inc.	7,624,143	0.5
59,800	(2)	Spotify Technology SA	16,023,410	1.2
22,600	(2)	Take-Two Interactive Software, Inc.	3,993,420	0.3
24,421	(1),(2),(4)	Vimeo, Inc. Class A Voting	814,130	0.0
19,868	(2)	ZoomInfo Technologies, Inc.	971,545	0.1
415,100	(2)	Zynga, Inc. - Class A	4,238,171	0.3
			119,091,008	8.6

		Consumer Discretionary: 11.7%
10,100	(2)	Aptiv PLC	1,392,790	0.1
6,600	(2)	Autozone, Inc.	9,268,380	0.7
22,800	(2)	Bright Horizons Family Solutions, Inc.	3,909,060	0.3
24,900	(2)	Burlington Stores, Inc.	7,440,120	0.5
35,300	(2)	Carmax, Inc.	4,682,898	0.3
31,419	(2),(3)	Chewy, Inc.	2,661,503	0.2
12,400	(2)	Chipotle Mexican Grill, Inc.	17,618,168	1.3
43,300	(2)	Dollar Tree, Inc.	4,956,118	0.4
20,500	(3)	Domino's Pizza, Inc.	7,539,695	0.5
58,600	(2)	Etsy, Inc.	11,817,862	0.9
13,400	(2)	Five Below, Inc.	2,556,586	0.2
12,500	(2)	Grand Canyon Education, Inc.	1,338,750	0.1
2,810	(1),(2),(4)	JAND, Inc. (dba Warby Parker) - Class A	68,931	0.0
54,100	(2)	Lululemon Athletica, Inc.	16,593,011	1.2
53,800		MGM Resorts International	2,043,862	0.2
1,210	(2)	NVR, Inc.	5,700,225	0.4
23,800	(2),(3)	Ollie's Bargain Outlet Holdings, Inc.	2,070,600	0.2
33,500	(2)	O'Reilly Automotive, Inc.	16,992,875	1.2
15,500		Papa Johns International, Inc.	1,373,920	0.1
4,200		Pool Corp.	1,450,008	0.1
22,281	(3)	Restaurant Brands International, Inc.	1,448,265	0.1
3,400	(2),(3)	RH	2,028,440	0.1
17,000		Ross Stores, Inc.	2,038,470	0.2
25,700		Service Corp. International	1,311,985	0.1
26,500	(2)	Terminix Global Holdings, Inc.	1,263,255	0.1
54,400		Tractor Supply Co.	9,633,152	0.7
18,621	(2)	Ulta Beauty, Inc.	5,757,055	0.4
27,200	(2),(3)	Wayfair, Inc.	8,561,200	0.6
18,100	(3)	Williams-Sonoma, Inc.	3,243,520	0.2
13,000		Wynn Resorts Ltd.	1,629,810	0.1
21,900		Yum China Holdings, Inc.	1,296,699	0.1
13,100		Yum! Brands, Inc.	1,417,158	0.1
			161,104,371	11.7

		Consumer Staples: 3.3%
2,689	(2)	Boston Beer Co., Inc.	3,243,687	0.2
63,275		Brown-Forman Corp. - Class B	4,364,077	0.3
6,600	(3)	Casey's General Stores, Inc.	1,426,854	0.1
109,400		Church & Dwight Co., Inc.	9,556,090	0.7
40,600		Clorox Co.	7,830,928	0.6
10,000		Constellation Brands, Inc.	2,280,000	0.2
40,300	(2)	Darling Ingredients, Inc.	2,965,274	0.2
54,700		Hershey Co.	8,651,352	0.6
47,400		McCormick & Co., Inc.	4,226,184	0.3
17,389		Tyson Foods, Inc.	1,292,002	0.1
			45,836,448	3.3

		Energy: 0.2%
44	(1),(2),(4)	Venture Global LNG, Inc. - Series B	244,873	0.0
560	(1),(2),(4)	Venture Global LNG, Inc. - Series C	3,116,562	0.2
			3,361,435	0.2

		Financials: 3.3%
11,500		Assurant, Inc.	1,630,355	0.1
16,133		Cboe Global Markets, Inc.	1,592,166	0.1
4,300		Factset Research Systems, Inc.	1,326,937	0.1
10,100		First Republic Bank	1,684,175	0.1
19,000		MarketAxess Holdings, Inc.	9,460,480	0.7
38,700		MSCI, Inc. - Class A	16,226,136	1.2
11,400	(3)	Nasdaq, Inc.	1,681,044	0.1
21,961	(2),(3)	Oscar Health, Inc.	590,311	0.0
122,178	(2)	Selectquote, Inc.	3,605,473	0.3
3,600	(2)	SVB Financial Group	1,777,176	0.1
82,819		Tradeweb Markets, Inc.	6,128,606	0.5
			45,702,859	3.3

		Health Care: 21.2%
14,800	(2)	Abiomed, Inc.	4,717,204	0.3
24,099	(2)	Acadia Healthcare Co., Inc.	1,377,017	0.1
53,800	(2),(3)	Acadia Pharmaceuticals, Inc.	1,388,040	0.1
32,200	(2)	Acceleron Pharma, Inc.	4,366,642	0.3
44,959	(2),(3)	Adaptive Biotechnologies Corp.	1,810,049	0.1
34,400		Agilent Technologies, Inc.	4,373,616	0.3
24,700	(2),(3)	Agios Pharmaceuticals, Inc.	1,275,508	0.1
34,800	(2)	Align Technology, Inc.	18,845,244	1.4
47,100	(2)	Alnylam Pharmaceuticals, Inc.	6,650,049	0.5
18,200	(2)	Amedisys, Inc.	4,819,178	0.3

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
13,385	(2)	Argenx SE ADR	$ 3,686,095	0.3
15,600	(2),(3)	Ascendis Pharma A/S ADR	2,010,528	0.1
316,043	(2)	Avantor, Inc.	9,143,124	0.7
64,600	(2)	BioMarin Pharmaceutical, Inc.	4,877,946	0.4
46,300	(2)	BioNTech SE ADR	5,055,497	0.4
7,700	(2)	Bio-Rad Laboratories, Inc.	4,398,009	0.3
22,800	(2)	Blueprint Medicines Corp.	2,216,844	0.2
29,600		Bruker Corp.	1,902,688	0.1
70,984	(2)	Catalent, Inc.	7,475,325	0.5
38,128	(2)	Centene Corp.	2,436,760	0.2
11,700		Cooper Cos., Inc.	4,493,853	0.3
11,400	(2),(3)	CRISPR Therapeutics AG	1,389,090	0.1
21,200	(2)	DaVita, Inc.	2,284,724	0.2
16,044	(2),(3)	Denali Therapeutics, Inc.	916,112	0.1
16,800	(2)	DexCom, Inc.	6,037,752	0.4
80,710	(2)	Elanco Animal Health, Inc.	2,376,909	0.2
62,700	(2)	Exact Sciences Corp.	8,262,606	0.6
144,800	(2)	Exelixis, Inc.	3,271,032	0.2
16,500	(2)	Fate Therapeutics, Inc.	1,360,425	0.1
83,200	(2)	Genmab A/S ADR	2,731,456	0.2
100,300	(2)	Hologic, Inc.	7,460,314	0.5
91,200	(2)	Horizon Therapeutics Plc	8,394,048	0.6
5,775	(2),(3)	ICU Medical, Inc.	1,186,416	0.1
24,300	(2)	Idexx Laboratories, Inc.	11,890,233	0.9
102,400	(2)	Incyte Corp., Ltd.	8,322,048	0.6
31,200	(2),(3)	Ionis Pharmaceuticals, Inc.	1,402,752	0.1
20,200	(2)	IQVIA Holdings, Inc.	3,901,428	0.3
5,600	(2)	iRhythm Technologies, Inc.	777,616	0.1
9,722	(2),(3)	Kodiak Sciences, Inc.	1,102,378	0.1
102,491		McKesson Corp.	19,989,845	1.4
8,300	(2)	Mettler Toledo International, Inc.	9,592,227	0.7
6,400	(2)	Mirati Therapeutics, Inc.	1,096,320	0.1
18,000	(2)	Molina Healthcare, Inc.	4,207,680	0.3
183,000	(2),(3)	Multiplan Corp.	1,015,650	0.1
45,179	(2),(3)	Neurocrine Biosciences, Inc.	4,393,658	0.3
39,600	(2)	Novocure Ltd.	5,234,328	0.4
84,191	(2),(3)	Ortho Clinical Diagnostics Holdings PLC	1,624,465	0.1
17,000	(2),(3)	Penumbra, Inc.	4,599,860	0.3
37,563	(2)	PPD, Inc.	1,421,384	0.1
21,900	(2),(3)	Quidel Corp.	2,801,667	0.2
46,055	(2)	Repligen Corp.	8,953,553	0.6
35,088	(3)	Royalty Pharma PLC	1,530,539	0.1
16,942	(2),(3)	Sage Therapeutics, Inc.	1,268,109	0.1
55,480	(2)	Seagen, Inc.	7,703,953	0.6
14,500		STERIS Public Ltd. Co.	2,761,960	0.2
39,212	(2),(3)	Teladoc Health, Inc.	7,126,781	0.5
15,600		Teleflex, Inc.	6,481,176	0.5
19,994	(2),(3)	TG Therapeutics, Inc.	963,711	0.1
19,692	(2)	Ultragenyx Pharmaceutical, Inc.	2,242,131	0.2
9,000	(2)	United Therapeutics Corp.	1,505,430	0.1
67,200	(2)	Veeva Systems, Inc.	17,555,328	1.3
24,900		West Pharmaceutical Services, Inc.	7,016,322	0.5
			291,472,632	21.2

		Industrials: 11.5%
17,600		Allegion Public Ltd.	2,210,912	0.2
11,962		Ametek, Inc.	1,527,906	0.1
24,700		AO Smith Corp.	1,669,967	0.1
85,000	(2),(3)	Array Technologies, Inc.	2,534,700	0.2
71,764		Booz Allen Hamilton Holding Corp.	5,779,155	0.4
38,400		BWX Technologies, Inc.	2,532,096	0.2
34,200		Cintas Corp.	11,672,802	0.8
24,350	(2)	Clarivate PLC	642,597	0.0
83,100	(2)	Copart, Inc.	9,025,491	0.7
19,400	(2)	CoStar Group, Inc.	15,944,666	1.2
60,270	(2),(3)	Dun & Bradstreet Holdings, Inc.	1,435,029	0.1
45,787		Equifax, Inc.	8,293,399	0.6
14,600		Expeditors International Washington, Inc.	1,572,274	0.1
31,600		Fastenal Co.	1,588,848	0.1
24,075		Fortune Brands Home & Security, Inc.	2,306,866	0.2
24,800	(2)	Generac Holdings, Inc.	8,120,760	0.6
18,000		Graco, Inc.	1,289,160	0.1
21,700	(3)	Hexcel Corp.	1,215,200	0.1
8,300		Hubbell, Inc.	1,551,187	0.1
6,300		Huntington Ingalls Industries, Inc.	1,296,855	0.1
73,100	(2)	IAA, Inc.	4,030,734	0.3
6,900		IDEX Corp.	1,444,308	0.1
18,800		JB Hunt Transport Services, Inc.	3,159,716	0.2
11,300		Landstar System, Inc.	1,865,178	0.1
26,000		Leidos Holdings, Inc.	2,503,280	0.2
9,500	(2)	Middleby Corp.	1,574,625	0.1
29,650		Old Dominion Freight Line	7,128,156	0.5
30,600		Otis Worldwide Corp.	2,094,570	0.2
13,300		Paccar, Inc.	1,235,836	0.1
20,300		Ritchie Bros Auctioneers, Inc.	1,188,565	0.1
24,200		Rockwell Automation, Inc.	6,423,648	0.5
35,237		Rollins, Inc.	1,212,858	0.1
47,198	(2)	Shoals Technologies Group, Inc.	1,641,546	0.1
23,100		Toro Co.	2,382,534	0.2
29,600		Trane Technologies PLC	4,900,576	0.4
5,775	(2)	TransDigm Group, Inc.	3,395,238	0.2
85,800		TransUnion	7,722,000	0.6
7,100	(2)	United Rentals, Inc.	2,338,101	0.2
8,600		Valmont Industries, Inc.	2,043,962	0.1
65,456		Verisk Analytics, Inc.	11,565,421	0.8
25,350		Waste Connections, Inc.	2,737,293	0.2
6,000	(3)	Watsco, Inc.	1,564,500	0.1
12,600		Woodward, Inc.	1,519,938	0.1
			157,882,453	11.5

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: 37.0%
6,159	(2)	Affirm Holdings, Inc.	$ 435,564	0.0
74,800	(2)	Akamai Technologies, Inc.	7,622,120	0.6
156,400		Amphenol Corp.	10,317,708	0.7
92,500	(2)	Anaplan, Inc.	4,981,125	0.4
37,300	(2)	ANSYS, Inc.	12,665,588	0.9
28,199	(2)	Aspen Technology, Inc.	4,069,962	0.3
45,100	(2)	Avalara, Inc.	6,017,693	0.4
35,981	(3)	Bentley Systems, Inc.	1,688,588	0.1
37,300	(2)	Bill.com Holdings, Inc.	5,427,150	0.4
78,734	(2)	Black Knight, Inc.	5,825,529	0.4
52,100		Broadridge Financial Solutions, Inc. ADR	7,976,510	0.6
123,300	(2)	Cadence Design Systems, Inc.	16,890,867	1.2
70,200		CDW Corp.	11,635,650	0.8
52,003	(2)	Ceridian HCM Holding, Inc.	4,382,293	0.3
23,200		Citrix Systems, Inc.	3,256,352	0.2
47,900		Cognex Corp.	3,975,221	0.3
34,123	(2),(3)	Coupa Software, Inc.	8,683,621	0.6
57,697	(2)	Crowdstrike Holdings, Inc.	10,530,279	0.8
11,320	(1),(2),(4)	Databricks, Inc.	2,007,804	0.2
85,446	(2)	Datadog, Inc.	7,121,070	0.5
79,953	(2)	DocuSign, Inc.	16,186,485	1.2
40,237	(2)	Dynatrace, Inc.	1,941,033	0.1
68,400	(2)	Enphase Energy, Inc.	11,091,744	0.8
95,400		Entegris, Inc.	10,665,720	0.8
33,300	(2)	EPAM Systems, Inc.	13,209,777	1.0
10,100	(2)	Euronet Worldwide, Inc.	1,396,830	0.1
56,895	(2)	Five9, Inc.	8,894,395	0.6
35,200	(2)	FleetCor Technologies, Inc.	9,455,776	0.7
71,100	(2)	Fortinet, Inc.	13,112,262	1.0
36,100	(2)	Gartner, Inc.	6,590,055	0.5
48,500		Genpact Ltd.	2,076,770	0.1
34,129	(1),(2),(4)	Gitlab, Inc. Class B	1,365,160	0.1
78,800	(2)	GoDaddy, Inc.	6,116,456	0.4
12,300	(2)	Guidewire Software, Inc.	1,250,049	0.1
23,200	(2)	HubSpot, Inc.	10,537,672	0.8
6,400	(2)	IPG Photonics Corp.	1,350,016	0.1
26,650	(2)	Keysight Technologies, Inc.	3,821,610	0.3
61,800		KLA Corp.	20,418,720	1.5
15,753	(2)	Lattice Semiconductor Corp.	709,200	0.1
5,100		Littelfuse, Inc.	1,348,644	0.1
24,200	(2)	Manhattan Associates, Inc.	2,840,596	0.2
49,948		Marvell Technology Group Ltd.	2,446,453	0.2
97,100		Microchip Technology, Inc.	15,071,862	1.1
12,400		MKS Instruments, Inc.	2,299,208	0.2
21,600	(2),(3)	MongoDB, Inc.	5,776,488	0.4
30,100		Monolithic Power Systems, Inc.	10,631,621	0.8
14,500		Motorola Solutions, Inc.	2,726,725	0.2
33,682	(2),(3)	nCino, Inc.	2,247,263	0.2
58,400		NortonLifeLock, Inc.	1,241,584	0.1
58,100	(2)	Okta, Inc.	12,806,983	0.9
87,200	(2)	ON Semiconductor Corp.	3,628,392	0.3
30,700	(2)	Palo Alto Networks, Inc.	9,887,242	0.7
29,900		Paychex, Inc.	2,930,798	0.2
28,000	(2)	Paycom Software, Inc.	10,361,680	0.8
25,800	(2)	Paylocity Holding Corp.	4,639,614	0.3
8,558	(1),(2),(4)	Procore Technologies, Inc.	539,154	0.1
50,400	(2)	Proofpoint, Inc.	6,339,816	0.5
49,775	(2)	PTC, Inc.	6,851,529	0.5
48,969	(2),(3)	Pure Storage, Inc. - Class A	1,054,792	0.1
11,402	(2)	Qualtrics International, Inc.	375,240	0.0
33,800	(2)	RingCentral, Inc.	10,068,344	0.7
30,900		Skyworks Solutions, Inc.	5,669,532	0.4
41,800	(2)	Smartsheet, Inc.	2,671,856	0.2
46,036	(1),(2)	SPAC DGNR / CCC Information Services - PIPE	420,539	0.0
71,300	(2)	Splunk, Inc.	9,659,724	0.7
5,588	(1),(2),(4)	Squarespace, Inc., Class C	382,333	0.0
51,835		SS&C Technologies Holdings, Inc.	3,621,711	0.3
81,521	(2)	StoneCo Ltd.	4,990,716	0.4
62,900	(2)	Synopsys, Inc.	15,585,362	1.1
31,626	(1),(2),(4)	Tanium, Inc. Class B	360,385	0.0
72,100		Teradyne, Inc.	8,773,128	0.6
21,900	(2)	Trade Desk, Inc./The	14,271,354	1.0
53,800	(2)	Twilio, Inc.	18,332,888	1.3
17,900	(2)	Tyler Technologies, Inc.	7,599,087	0.6
23,700	(2)	VeriSign, Inc.	4,710,612	0.3
6,899	(2)	WEX, Inc.	1,443,409	0.1
13,653	(2)	Wix.com Ltd.	3,812,191	0.3
8,200	(2)	Workiva, Inc.	723,732	0.1
18,000	(2)	Zebra Technologies Corp.	8,733,240	0.6
40,900	(2)	Zendesk, Inc.	5,424,158	0.4
			509,000,409	37.0

		Materials: 1.9%
9,700		Albemarle Corp.	1,417,267	0.1
22,200		Avery Dennison Corp.	4,077,030	0.3
112,780		Ball Corp.	9,556,977	0.7
32,500		Kirkland Lake Gold Ltd.	1,098,500	0.1
50,200		RPM International, Inc.	4,610,870	0.3
34,000		Sealed Air Corp.	1,557,880	0.1
165,947	(1),(2)	SPAC GRSV / Ardagh Metal Packaging - PIPE	1,490,536	0.1
12,700		Vulcan Materials Co.	2,143,125	0.2
			25,952,185	1.9

		Real Estate: 0.0%
6,575	(1),(2),(4)	WeWork Companies, Inc. - Class A	73,902	0.0

	Total Common Stock
	(Cost $887,720,014)		1,359,477,702	98.7

PREFERRED STOCK: 1.3%
		Consumer Discretionary: 0.1%
5,820	(1),(2),(4)	JAND, Inc. (dba Warby Parker) - Series AA	142,768	0.0
8	(1),(2),(4)	JAND, Inc. (dba Warby Parker) - Series B	197	0.0

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Consumer Discretionary: (continued)
32,438	(1),(2),(4)	Rappi, Inc. - Series E	$ 1,938,042	0.1
			2,081,007	0.1

		Information Technology: 1.1%
24,459	(1),(2),(4)	Databricks, Inc., Series F	4,338,241	0.3
2,636	(1),(2),(4)	Databricks, Inc., Series G	467,542	0.0
2,122	(1),(2),(4)	Procore Technologies, Inc. - Series B	133,686	0.0
353,970	(1),(2),(4)	Tanium, Inc. - Series G	4,033,559	0.3
1,681	(1),(2),(4)	UiPath Inc. - Series G	104,685	0.0
69,933	(1),(2),(4)	UiPath Inc., Series D-1	4,355,131	0.3
11,742	(1),(2),(4)	UiPath Inc., Series D-2	731,242	0.1
6,896	(1),(2),(4)	UiPath Inc., Series F	429,454	0.1
			14,593,540	1.1

		Real Estate: 0.1%
44,396	(1),(2),(4)	WeWork Companies, Inc. - Series D-1	499,003	0.1
34,882	(1),(2),(4)	WeWork Companies, Inc. - Series D-2	392,067	0.0
24,709	(1),(2),(4)	WeWork Companies, Inc. - Series E	277,725	0.0
			1,168,795	0.1

	Total Preferred Stock
	(Cost $9,116,751)		17,843,342	1.3

	Total Long-Term Investments
	(Cost $896,836,765)		1,377,321,044	100.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
		Repurchase Agreements: 5.7%
4,608,686	(5)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $4,608,689, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $4,700,860, due 06/01/21-04/01/51)	$ 4,608,686	0.3
3,373,685	(5)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $3,373,690, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $3,441,159, due 01/01/25-10/01/50)	3,373,685	0.2
3,254,059	(5)	BNP Paribas S.A., Repurchase Agreement dated 03/31/21, 0.21%, due 04/01/21 (Repurchase Amount $3,254,078, collateralized by various U.S. Government Securities, 0.652%-8.125%, Market Value plus accrued interest $3,416,762, due 05/20/22-04/01/40)	3,254,059	0.2
18,774,592	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $18,774,602, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $19,150,084, due 04/15/21-02/20/71)	18,774,592	1.4
3,454,072	(5)	Citadel Securities LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $3,454,078, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,523,163, due 04/13/21-02/15/48)	3,454,072	0.3

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
12,694,419	(5)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $12,694,422, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $12,948,308, due 05/04/21-04/01/51)	$ 12,694,419	0.9
5,199,784	(5)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $5,199,791, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $5,303,781, due 07/01/22-03/01/51)	5,199,784	0.4
5,934,775	(5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $5,934,780, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $6,053,476, due 06/01/21-02/20/71)	5,934,775	0.4
3,951,268	(5)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $3,951,274, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $4,041,967, due 01/31/22-02/15/41)	3,951,268	0.3
1,196,496	(5)	Royal Bank of Canada, Repurchase Agreement dated 03/31/21, 0.20%, due 04/01/21 (Repurchase Amount $1,196,503, collateralized by various U.S. Government Securities, 0.441%-10.200%, Market Value plus accrued interest $1,250,997, due 01/15/22-09/01/40)	1,196,496	0.1
14,455,404	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $14,455,440, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $14,744,562, due 07/15/23-02/15/48)	14,455,404	1.1
1,541,277	(5)	Stonex Financial Inc., Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,541,280, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-9.000%, Market Value plus accrued interest $1,572,103, due 04/25/21-02/20/71)	1,541,277	0.1

	Total Repurchase Agreements
	(Cost $78,438,517)		78,438,517	5.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.5%
1,791,000	(5),(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	1,791,000	0.1
1,791,000	(5),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	1,791,000	0.1
1,791,000	(5),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	1,791,000	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
2,259,323	(6) T. Rowe Price Government Reserve Fund, 0.040%	$ 2,259,323	0.2
	Total Mutual Funds
	(Cost $7,632,323)	7,632,323	0.5

	Total Short-Term Investments
	(Cost $86,070,840)	86,070,840	6.2

	Total Investments in Securities (Cost $982,907,605)	$ 1,463,391,884	106.2
	Liabilities in Excess of Other Assets	(85,752,819)	(6.2)
	Net Assets	$ 1,377,639,065	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2021, the Portfolio held restricted securities with a fair value of $42,164,948 or 3.1% of net assets. Please refer to the table below for additional details.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2021.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$104,839,581	$13,437,297	$814,130	$119,091,008
Consumer Discretionary	161,035,440	–	68,931	161,104,371
Consumer Staples	45,836,448	–	–	45,836,448
Energy	–	–	3,361,435	3,361,435
Financials	45,702,859	–	–	45,702,859
Health Care	291,472,632	–	–	291,472,632
Industrials	157,882,453	–	–	157,882,453
Information Technology	503,925,034	420,539	4,654,836	509,000,409
Materials	24,461,649	1,490,536	–	25,952,185
Real Estate	–	–	73,902	73,902
Total Common Stock	1,335,156,096	15,348,372	8,973,234	1,359,477,702
Preferred Stock	–	–	17,843,342	17,843,342
Short-Term Investments	7,632,323	78,438,517	–	86,070,840
Total Investments, at fair value	$1,342,788,419	$93,786,889	$26,816,576	$1,463,391,884

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2021:

Investments, at fair value	Fair Value at March 31, 2021	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input****
Common Stocks	$8,973,234	Market Approach	Recent Comparable Transaction Price(s)	- **	- **	-	**
		Market Approach	Discount for uncertainty	5%	5%	Decrease
		Market Approach	Discount for liquidity	5%	5%	Decrease

Preferred Stocks	$17,843,342	Market Approach	Recent Comparable Transaction Price(s)	- **	- **	-	**
		Market Approach	Discount for uncertainty	5%	5%	Decrease
		Market Approach	Discount for liquidity	5%	5%	Decrease
Total Investments, at fair value	$26,816,576

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio's management.

*** Unobservable inputs were weighted by the relative fair value of the instruments.

**** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2021:

	Common Stocks	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2020	$6,238,425	$9,847,301	$16,085,726
Purchases	1,173,818	896,995	2,070,813
Sales	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)*****	1,560,991	7,099,046	8,660,037
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending balance at March 31, 2021	$8,973,234	$17,843,342	$26,816,576
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2021*****	$1,560,991	$7,099,046	$8,660,037

***** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2021 may be due to securities no longer held or categorized as Level 3 at period end.

At March 31, 2021, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. Class B Lockup Shares	4/16/2014	$1,664,954	$13,437,297
Databricks, Inc.	7/24/2020	543,644	2,007,804
Databricks, Inc., Series F	10/22/2019	1,050,475	4,338,241
Databricks, Inc., Series G	2/1/2021	467,542	467,542
Gitlab, Inc. Class B	12/15/2020	1,375,399	1,365,160
JAND, Inc. (dba Warby Parker) - Class A	11/19/2020	69,077	68,931
JAND, Inc. (dba Warby Parker) - Series AA	11/19/2020	142,994	142,768
JAND, Inc. (dba Warby Parker) - Series B	11/19/2020	197	197
Procore Technologies, Inc.	7/15/2020	481,984	539,154
Procore Technologies, Inc. - Series B	7/15/2020	95,490	133,686
Rappi, Inc. - Series E	9/8/2020	1,938,042	1,938,042
SPAC DGNR / CCC Information Services - PIPE	3/15/2021	460,360	420,539
SPAC GRSV / Ardagh Metal Packaging - PIPE	3/15/2021	1,659,470	1,490,536
Squarespace, Inc., Class C	3/16/2021	382,331	382,333
Tanium, Inc. - Series G	8/26/2015	1,757,213	4,033,559
Tanium, Inc. Class B	9/24/2020	360,385	360,385
UiPath Inc. - Series G	7/9/2020	31,256	104,685
UiPath Inc., Series D-1	4/26/2019	917,327	4,355,131
UiPath Inc., Series D-2	4/26/2019	154,022	731,242
UiPath Inc., Series F	2/2/2021	429,454	429,454
Venture Global LNG, Inc. - Series B	3/8/2018	132,880	244,873
Venture Global LNG, Inc. - Series C	10/16/2017	2,083,973	3,116,562
Vimeo, Inc. Class A Voting	1/25/2021	791,484	814,130
WeWork Companies, Inc. - Class A	6/23/2015	144,501	73,902
WeWork Companies, Inc. - Series D-1	12/9/2014	739,245	499,003
WeWork Companies, Inc. - Series D-2	12/9/2014	580,826	392,067
WeWork Companies, Inc. - Series E	6/23/2015	812,668	277,725
		$19,267,193	$42,164,948

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $983,640,605.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$498,674,139
Gross Unrealized Depreciation	(18,922,860)
Net Unrealized Appreciation	$479,751,279